Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share
Year Ended December 31,	2012	2011	2010
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders Net income available to common shareholders of TDS used in basic earnings per share	$81,811	$200,516	$144,799

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(461)	(795)	(512)
Preferred dividend adjustment (2)	-	49	49
Net income available to common shareholders of TDS used in diluted earnings per share	$81,350	$199,770	$144,336

Weighted average number of shares used in basic earnings per share
Common Shares	101,532	101,471	102,947
Series A Common Shares	7,139	7,091	7,069
Total	108,671	108,562	110,016

Effects of dilutive securities:
Stock options	11	262	229
Restricted stock units	255	214	195
Preferred shares	-	60	48

Weighted average number of shares used in diluted earnings per share	108,937	109,098	110,488

Basic earnings per share attributable to TDS shareholders	$0.75	$1.85	$1.32

Diluted earnings per share attributable to TDS shareholders	$0.75	$1.83	$1.31

(1)	The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular’s income computed as if all of U.S. Cellular’s issuable securities were outstanding.

(2)	The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Summary of antidilutive shares
(Shares in thousands)	2012	2011	2010

Stock options	8,130	3,785	4,105

Restricted stock units	154	141	88

Convertible preferred shares	57	-	-